Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2022
Entity File Number	001-40635
Entity Incorporation, State or Country Code	CA
Entity Registrant Name	Field Trip Health Ltd.
Entity Address State Or Province	ON
Entity Address, Address Line One	30 Duncan Street, Suite 401
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V 2C3
City Area Code	833
Local Phone Number	1-833-222-0084
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	FTRP
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	58,150,789
Entity Central Index Key	0001865482
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP	MNP LLP
Auditor Location	Toronto, Ontario Canada	Waterloo, Ontario, Canada
Auditor Firm ID	1263	1930
Business Contact [Member]
Document Information [Line Items]
Entity Address State Or Province	NY
Contact Personnel Name	Bennett Jones LLP
Entity Address, Address Line One	135 East 57th Street, Suite 14
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
Local Phone Number	1-646.992.4322